Annual Total Returns[BarChart] - ProShares UltraPro Short QQQ - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(37.00%)	(48.45%)	(64.66%)	(47.89%)	(37.48%)	(30.06%)	(58.75%)	(20.97%)	(65.94%)	(86.38%)